Shareholder Report, Line Graph (Details) 197417_F-m 2-Year Investment Grade Corporate Bond ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Jan. 10, 2024	Aug. 31, 2026
F/m 2-Year Investment Grade Corporate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				F/m 2-Year Investment Grade Corporate Bond ETF NAV
Accumulated Value	$ 10,938	$ 10,396	$ 10,000	$ 11,286
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA US Corporate Index
Accumulated Value	10,919	10,476	10,000	$ 11,141
Bloomberg US Liquid Corporate 2 Year Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Liquid Corporate 2 Year Maturity Index
Accumulated Value	$ 11,001	$ 10,430	$ 10,000	$ 11,383